Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2022